Share-based payment (Narrative) (Details)		1 Months Ended	12 Months Ended
	Mar. 08, 2022 shares	Nov. 30, 2019 instrument item	Dec. 31, 2022 installment item shares	Dec. 31, 2018 shares	Feb. 28, 2023 shares	Dec. 31, 2021 shares
Disclosure Of Share-based Payment [Line Items]
Number of instruments granted in share-based payment arrangement | instrument		800,000
Number of shares issued			57,621,998			60,238,026
Description of maximum term of options granted for share-based payment arrangement				10-year
Employee Benefit Trust [Member]
Disclosure Of Share-based Payment [Line Items]
Number of shares issued					246,110
Long-Term Incentive Program Oriented to Senior Management [Member]
Disclosure Of Share-based Payment [Line Items]
Number of shares authorized	215,000
Vesting period	3 years
Long-Term Incentive Program Oriented to Senior Management [Member] | Time Based Restricted Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award			20.00%
Number of installments | installment			3
Number of anniversaries of grant date | item			3
Long-Term Incentive Program Oriented to Senior Management [Member] | Relative Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period			3 years
Percentage of vesting award			35.00%
Long-Term Incentive Program Oriented to Senior Management [Member] | Absolute Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period			3 years
Percentage of vesting award			45.00%
Minimum
Disclosure Of Share-based Payment [Line Items]
Number of salaries | item		3
Maximum
Disclosure Of Share-based Payment [Line Items]
Number of salaries | item		6
Number of shares issued				5,000,000